Schedule of Investments (unaudited) April 30, 2019	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.4%

Aerospace & Defense — 0.9%
BAE Systems PLC	482,418	$3,100,635

Auto Components — 1.6%
Adient PLC	75,101	1,734,833
Garrett Motion, Inc.(a)	104,220	1,959,336
Magna International, Inc.	37,364	2,078,933

		5,773,102

Automobiles — 1.2%
General Motors Co.	110,470	4,302,807

Banks — 5.1%
KeyCorp	365,472	6,414,034
Regions Financial Corp.	472,557	7,338,810
SunTrust Banks, Inc.	64,508	4,223,984

		17,976,828

Beverages — 2.1%
Constellation Brands, Inc., Class A	10,100	2,137,867
Molson Coors Brewing Co., Class B	83,753	5,376,105

		7,513,972

Building Products — 2.0%
Johnson Controls International PLC	136,493	5,118,488
Masco Corp.	48,367	1,889,215

		7,007,703

Capital Markets — 3.5%
Affiliated Managers Group, Inc.	15,160	1,681,547
Blackstone Group LP	97,240	3,837,091
Raymond James Financial, Inc.	22,291	2,041,187
State Street Corp.	71,500	4,837,690

		12,397,515

Chemicals — 1.8%
Cabot Corp.	31,838	1,444,808
Eastman Chemical Co.	41,252	3,253,958
Huntsman Corp.	73,182	1,627,568

		6,326,334

Commercial Services & Supplies — 0.5%
KAR Auction Services, Inc.	29,880	1,687,622

Communications Equipment — 1.6%
Motorola Solutions, Inc.	19,777	2,865,885
Nokia OYJ — ADR	151,083	797,719
Telefonaktiebolaget LM Ericsson, Class B	184,359	1,823,711

		5,487,315

Construction Materials — 0.7%
CRH PLC	70,999	2,383,485

Containers & Packaging — 1.7%
International Paper Co.	38,657	1,809,534
Packaging Corp. of America	16,205	1,606,888

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	69,551	$2,669,367

		6,085,789

Diversified Consumer Services — 0.5%
H&R Block, Inc.	68,759	1,870,932

Diversified Financial Services — 3.6%
AXA Equitable Holdings, Inc.	382,220	8,672,572
Jefferies Financial Group, Inc.	200,604	4,126,424

		12,798,996

Diversified Telecommunication Services — 0.5%
BCE, Inc.	37,626	1,683,387

Electric Utilities — 5.0%
Entergy Corp.	43,178	4,183,948
Evergy, Inc.	31,254	1,807,106
FirstEnergy Corp.	230,237	9,676,861
PG&E Corp.(a)	93,793	2,112,219

		17,780,134

Electrical Equipment — 0.8%
Hubbell, Inc.	21,677	2,765,985

Electronic Equipment, Instruments & Components — 2.3%
Avnet, Inc.	125,957	6,122,770
TE Connectivity Ltd.	20,751	1,984,833

		8,107,603

Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	128,836	3,094,641

Entertainment — 0.7%
Viacom, Inc., Class B	84,130	2,432,198

Equity Real Estate Investment Trusts (REITs) — 3.2%
Crown Castle International Corp.	23,800	2,993,564
Duke Realty Corp.	36,787	1,144,811
Lamar Advertising Co., Class A	50,567	4,180,374
PotlatchDeltic Corp.	17,980	695,107
Prologis, Inc.	12,090	926,940
Welltower, Inc.	16,779	1,250,539

		11,191,335

Food Products — 2.3%
Bunge Ltd.	42,043	2,203,474
Conagra Brands, Inc.	75,150	2,313,117
Danone SA	23,588	1,906,971
Kellogg Co.	25,377	1,530,233

		7,953,795

Health Care Equipment & Supplies — 5.5%
Alcon, Inc.(a)	44,442	2,559,357
ConvaTec Group PLC(b)	837,126	1,516,196
Koninklijke Philips NV	196,765	8,449,821
Smith & Nephew PLC, ADR	40,690	1,588,945

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	42,495	$5,233,684

		19,348,003

Health Care Providers & Services — 4.6%
AmerisourceBergen Corp.	11,491	859,067
Cardinal Health, Inc.	41,121	2,003,004
Cigna Corp.(a)	24,982	3,968,141
Humana, Inc.	15,498	3,958,344
Laboratory Corp. of America Holdings(a)	10,022	1,602,718
McKesson Corp.	17,335	2,067,199
Quest Diagnostics, Inc.	19,313	1,861,387

		16,319,860

Household Durables — 2.0%
Mohawk Industries, Inc.(a)	10,470	1,426,537
Newell Brands, Inc.	278,897	4,010,539
Whirlpool Corp.	10,401	1,443,867

		6,880,943

Insurance — 15.0%
Allstate Corp.	25,768	2,552,578
American International Group, Inc.	190,876	9,079,971
Arthur J Gallagher & Co.	75,147	6,283,792
Assurant, Inc.	48,333	4,591,635
Assured Guaranty Ltd.	96,127	4,585,258
Brighthouse Financial, Inc.(a)	159,032	6,645,947
Everest Re Group Ltd.	6,233	1,467,872
Hartford Financial Services Group, Inc.	79,736	4,170,990
Marsh & McLennan Cos., Inc.	31,712	2,990,125
MetLife, Inc.	78,965	3,642,656
White Mountains Insurance Group Ltd.	2,209	2,074,339
Willis Towers Watson PLC	25,630	4,724,634

		52,809,797

IT Services — 3.9%
Amdocs Ltd.	40,601	2,236,303
Cognizant Technology Solutions Corp., Class A	83,828	6,116,091
Fiserv, Inc.(a)	60,850	5,308,554

		13,660,948

Leisure Products — 0.3%
Mattel, Inc.(a)	93,752	1,142,837

Machinery — 3.2%
AGCO Corp.	25,000	1,769,500
Allison Transmission Holdings, Inc.	46,927	2,198,999
Dover Corp.	9,330	914,713
Pentair PLC	117,803	4,593,139

Security	Shares	Value

Machinery (continued)
Stanley Black & Decker, Inc.	13,056	$1,914,010

		11,390,361

Media — 0.3%
Publicis Groupe SA	20,800	1,236,276

Metals & Mining — 0.4%
Newmont Goldcorp Corp.	45,790	1,422,237

Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	31,271	1,865,315

Multiline Retail — 2.2%
Dollar General Corp.	33,611	4,238,011
Dollar Tree, Inc.(a)	31,750	3,533,140

		7,771,151

Oil, Gas & Consumable Fuels — 6.9%
Hess Corp.	55,330	3,547,759
Marathon Oil Corp.	191,684	3,266,295
Marathon Petroleum Corp.	83,389	5,075,888
ONEOK, Inc.	40,490	2,750,486
Valero Energy Corp.	19,601	1,777,027
Williams Cos., Inc.	272,996	7,733,977

		24,151,432

Pharmaceuticals — 0.8%
Mylan NV(a)	105,643	2,851,305

Real Estate Management & Development — 0.6%
Realogy Holdings Corp.	157,492	2,050,546

Road & Rail — 0.5%
Norfolk Southern Corp.	9,129	1,862,499

Semiconductors & Semiconductor Equipment — 2.8%
Marvell Technology Group Ltd.	291,830	7,301,587
NXP Semiconductors NV	24,900	2,629,938

		9,931,525

Software — 2.7%
CDK Global, Inc.	70,910	4,277,291
Constellation Software, Inc.	5,818	5,133,450

		9,410,741

Specialty Retail — 0.7%
Signet Jewelers Ltd.	47,872	1,109,673
Williams-Sonoma, Inc.	24,095	1,377,511

		2,487,184

Wireless Telecommunication Services — 2.0%
Telephone & Data Systems, Inc.	217,973	6,948,979

Total Long-Term Investments — 97.4% (Cost — $324,335,888)		343,264,052

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(c)(d)	10,471,231	$10,471,231

Total Short-Term Securities — 3.0% (Cost — $10,471,231)		10,471,231

Security	Value

Total Investments — 100.4% (Cost — $334,807,119)	$353,735,283

Liabilities in Excess of Other Assets — (0.4)%	(1,498,030)

Net Assets — 100.0%	$352,237,253

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.
(d)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 01/31/19	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	11,667,000	(1,195,769)	10,471,231	$10,471,231	$62,489		$—	$—
SL Liquidity Series, LLC, Money Market Series*	272,133	(272,133)	—	—	3,694	(b)	(67)	(27)

				$10,471,231	$66,183		$(67)	$(27)

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR    American Depositary Receipts

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Mid Cap Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$—	$3,100,635	$—	$3,100,635
Auto Components	5,773,102	—	—	5,773,102
Automobiles	4,302,807	—	—	4,302,807
Banks	17,976,828	—	—	17,976,828
Beverages	7,513,972	—	—	7,513,972
Building Products	7,007,703	—	—	7,007,703
Capital Markets	12,397,515	—	—	12,397,515
Chemicals	6,326,334	—	—	6,326,334
Commercial Services & Supplies	1,687,622	—	—	1,687,622
Communications Equipment	3,663,604	1,823,711	—	5,487,315
Construction Materials	—	2,383,485	—	2,383,485
Containers & Packaging	6,085,789	—	—	6,085,789
Diversified Consumer Services	1,870,932	—	—	1,870,932
Diversified Financial Services	12,798,996	—	—	12,798,996
Diversified Telecommunication Services	1,683,387	—	—	1,683,387
Electric Utilities	17,780,134	—	—	17,780,134

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Mid Cap Dividend Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Electrical Equipment	$2,765,985	$—	$—	$2,765,985
Electronic Equipment, Instruments & Components	8,107,603	—	—	8,107,603
Energy Equipment & Services	3,094,641	—	—	3,094,641
Entertainment	2,432,198	—	—	2,432,198
Equity Real Estate Investment Trusts (REITs)	11,191,335	—	—	11,191,335
Food Products	7,953,795	—	—	7,953,795
Health Care Equipment & Supplies	9,381,986	9,966,017	—	19,348,003
Health Care Providers & Services	16,319,860	—	—	16,319,860
Household Durables	6,880,943	—	—	6,880,943
Insurance	52,809,797	—	—	52,809,797
IT Services	13,660,948	—	—	13,660,948
Leisure Products	1,142,837	—	—	1,142,837
Machinery	11,390,361	—	—	11,390,361
Media	—	1,236,276	—	1,236,276
Metals & Mining	1,422,237	—	—	1,422,237
Multi-Utilities	1,865,315	—	—	1,865,315
Multiline Retail	7,771,151	—	—	7,771,151
Oil, Gas & Consumable Fuels	24,151,432	—	—	24,151,432
Pharmaceuticals	2,851,305	—	—	2,851,305
Real Estate Management & Development	2,050,546	—	—	2,050,546
Road & Rail	1,862,499	—	—	1,862,499
Semiconductors & Semiconductor Equipment	9,931,525	—	—	9,931,525
Software	9,410,741	—	—	9,410,741
Specialty Retail	2,487,184	—	—	2,487,184
Wireless Telecommunication Services	6,948,979	—	—	6,948,979
Short-Term Securities	10,471,231	—	—	10,471,231

	$335,225,159	$18,510,124	$—	$353,735,283

5